Prepaid Expenses and Other (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Prepaid expenses and other
Prepaid value added taxes	$ 134	$ 114
Prepaid income taxes	99	147
Other	368	341
Prepaid expenses and other	$ 601	$ 602